Income Tax (Tables)	5 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision	The Company’s net deferred tax asset is summarized as follows as of December 31, 2020:

Deferred tax asset
Net operating loss carryforward	$12,330
Organizational costs/startup expenses	12,520

Total deferred tax asset	24,850
Valuation allowance	(24,850)

Deferred tax asset, net	$—

Schedule of income tax provision	The income tax provision consists of the following for the period August 12, 2020 (inception) through December 31, 2020:

Federal
Current	$—
Deferred	(24,850)
State
Current	$—
Deferred	—
Change in valuation allowance	24,850

Income tax provision	$—

Schedule of federal income tax rate to the Company's effective tax rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate for the period August 12, 2020 (inception) through December 31, 2020 is as follows: